Not FDIC Insured May Lose Value No Bank Guarantee
MUN-Q3PH

Schedule of Investments
(unaudited)
Franklin California High Yield Municipal Fund 2
Notes to Schedule of Investments 23

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), November 30, 2025
Franklin California High Yield Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Financial Services 0.0%
a,b
Brightline Train Holdings West LLC ...................................... 86,700 $ —
b
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 —
b
Total Common Stocks (Cost $–) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.1%
Commercial Services & Supplies 0.5%
a,c
CalPlant I LLC ,
Senior Secured Note, 144A, 15%, 2/28/27 ............................... $ 4,195,000 4,195,000
d
21 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,370,000 178,100
d
21 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 5,220,000 678,600
d
22 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,875,000 373,750
d
22 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 250,000 32,500
d
22 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,885,000 1,885,000
d
22 X, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 2,830,000 2,830,000
d
23 A, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,000,000 1,000,000
d
23 B, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 890,000 890,000
d
23 C, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,415,000 1,415,000
d
23 D, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,230,000 1,230,000
d
23 E, Senior Secured Note, 144A, 9.5%, 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.3%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
41,035,000 40,686,203
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 9,600,000 9,712,466
Total Corporate Bonds (Cost $75,133,471) ......................................
66,491,619
Municipal Bonds 96.8%
Arizona 0.5%
c
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... 13,640,000 14,353,332
California 89.6%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/38 ........................................................ 850,000 903,986
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/43 ........................................................ 1,000,000 1,029,672
City of Alameda Community Facilities District No. 22-1, Special Tax, 2023, 5%,
9/01/53 ........................................................ 1,000,000 1,017,175
Bay Area Toll Authority , Revenue , 2025 F-1 , Refunding , 5% , 4/01/53 ............. 1,785,000 1,904,331
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien, 2024 B, AG Insured, 4.375%, 7/01/49 ................. 5,000,000 4,807,149
Revenue, Senior Lien, 2024 B, AG Insured, 4.5%, 7/01/54 ................... 5,750,000 5,650,655
e
California Community Choice Financing Authority ,
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 10,000,000 10,187,964
Revenue, 2024 B, Mandatory Put, 5%, 12/01/32 ........................... 10,000,000 10,524,713
Revenue, 2024 D, Mandatory Put, 5%, 9/01/32 ........................... 10,000,000 10,912,225
Revenue, 2024 E, Mandatory Put, 5%, 9/01/32 ............................ 10,000,000 10,760,514
Revenue, 2025 C, Mandatory Put, 5%, 10/01/33 ........................... 12,500,000 13,316,220
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 A, 5.75%, 7/01/60 ..... 30,295,000 23,390,709

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Community College Financing Authority, (continued)
c
NCCD-Napa Valley Properties LLC, Revenue, 144A, 2022 B, 7.75%, 7/01/30 ..... $ 2,405,000 $ 2,336,809
c
NCCD-Napa Valley Properties LLC, Revenue, Sub. Lien, 144A, 2022 C, 6.75%,
7/01/60 ........................................................ 7,050,000 5,596,665
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/48 .......... 225,000 227,682
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 7,785,000 7,860,376
c
California Community Housing Agency ,
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 27,050,000 21,931,201
Brio Apartments & Next on Lex Apartments, Revenue, Sub. Lien, 144A, 2021 A-2,
4%, 8/01/47 .................................................... 9,265,000 7,133,790
Exchange at Bayfront Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%,
8/01/51 ........................................................ 13,000,000 5,829,607
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 18,800,000 9,256,727
Serenity at Larkspur Apartments, Revenue, 144A, 2020 A, 5%, 2/01/50 ......... 22,525,000 14,654,650
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-2, 4%, 2/01/50 ........ 5,000,000 3,810,147
Twin Creek Apartments, Revenue, Junior Lien, 144A, 2022 B, 5.5% , 2/01/40 ..... 7,475,000 6,696,166
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 15,000,000 13,831,289
California County Tobacco Securitization Agency ,
Merced County Tobacco Funding Corp., Revenue, 2020 B, Refunding, 5%, 6/01/50 3,000,000 2,822,262
f
Sonoma County Securitization Corp., Revenue, 2020 B-2, Refunding, 5.61%, 6/01/55 10,000,000 2,000,468
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/37 ....... 1,265,000 1,300,971
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/38 ....... 1,125,000 1,153,414
Art Center College of Design, Revenue, 2018 A, Refunding, 5%, 12/01/44 ....... 10,375,000 10,430,416
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 4,185,000 5,163,070
Leland Stanford Junior University (The), Revenue, U-3, 5%, 6/01/43 ............ 5,815,000 6,828,295
University of Southern California, Revenue, 2025 A, 5%, 10/01/55 ............. 15,000,000 16,033,540
California Enterprise Development Authority ,
Castilleja School Foundation, Revenue, 2024, 4%, 6/01/54 ................... 10,000,000 9,271,011
c
Real Journey Academies Obligated Group, Revenue, 144A, 2024 A, 5%, 6/01/54 .. 2,000,000 1,874,899
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/36 250,000 238,339
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 630,000 509,435
c
Rocklin Academy Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 845,000 655,773
c
Rocklin Academy Obligated Group, Revenue, 144A, 2024, 5%, 6/01/54 ......... 1,400,000 1,316,285
c
Rocklin Academy Obligated Group, Revenue, 144A, 2024, 5%, 6/01/64 ......... 1,350,000 1,238,614
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group, Revenue, 2016 A, Refunding, 4%,
3/01/39 ........................................................ 8,190,000 7,991,257
Adventist Health System/West Obligated Group, Revenue, 2024 A, 5.25%, 12/01/43 4,980,000 5,304,950
Adventist Health System/West Obligated Group, Revenue, 2024 A, 5.25%, 12/01/44 4,720,000 4,992,806
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 4%,
8/15/49 ........................................................ 3,375,000 2,839,245
CommonSpirit Health Obligated Group, Revenue, 2024 A, 5.25%, 12/01/49 ...... 10,775,000 11,508,448
CommonSpirit Health Obligated Group, Revenue, 2024 A, 5%, 12/01/54 ......... 5,225,000 5,434,340
El Camino Hospital LP, Revenue , 2017, 4%, 2/01/42 ....................... 6,500,000 6,523,381
El Camino Hospital LP, Revenue , 2017, 5%, 2/01/42 ....................... 5,000,000 5,070,791
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 11,565,000 13,142,421
Kaiser Foundation Hospitals, Revenue, A-2, BAM Insured, 5%, 11/01/47 ........ 10,000,000 11,832,237
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,485,000 12,626,066
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 47,889 49,138
c,e
300 De Haro Venture LP, Revenue, 144A, 2025 P-S, Mandatory Put, 8%, 1/01/44 . 16,970,000 17,218,051
c
Redwood Gardens Renewal LP, Revenue, 144A, 2021 N-S, 4%, 3/01/37 ........ 3,165,000 2,779,654
c,e
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-S, Mandatory Put, 4.5%,
9/01/36 ........................................................ 4,000,000 3,660,477

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
e
Desertxpress Enterprises LLC, Revenue, 2025 B, Refunding, Mandatory Put, 12%,
11/02/26 ....................................................... $ 3,745,000 $ 3,183,250
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/49 ....................................................... 250,000 254,934
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/54 ....................................................... 3,000,000 3,043,175
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2024 B, 5%,
11/01/59 ....................................................... 1,000,000 1,011,492
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc., Revenue, 144A,
2016 A, 5%, 1/01/47 .............................................. 10,360,000 7,735,457
c
La Scuola International School, Revenue, 144A, 2024, 5%, 7/01/44 ............ 1,375,000 1,320,135
c
La Scuola International School, Revenue, 144A, 2024, 5.125%, 7/01/54 ......... 1,630,000 1,514,720
c
La Scuola International School, Revenue, 144A, 2024, 5.25%, 7/01/64 .......... 3,075,000 2,855,695
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5.25%, 7/01/49 .... 6,000,000 6,151,192
c
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,600,000 1,380,428
c
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 2,300,000 1,990,863
California Municipal Finance Authority ,
a
8%, 12/01/42 ..................................................... 8,300,000 8,349,256
c,e
Revenue, 144A, 2023 B-1, Mandatory Put, 7%, 4/01/33 ..................... 20,770,000 20,647,077
c,e
Revenue, 144A, 2023 B-2, Mandatory Put, 7%, 4/01/33 ..................... 13,825,000 13,704,387
c
Revenue, 144A, 2025 B, 7.375%, 8/01/37 ............................... 7,900,000 8,135,896
c
Revenue, 144A, 2023, II, 7%, 7/01/51 .................................. 12,655,000 12,229,612
c,g
Revenue, Sub. Lien, 144A, FRN, 2025-1, B, 3.439%, 6/20/49 ................. 4,500,000 2,859,517
Special Tax, 2024 D, 5%, 9/01/54 ...................................... 1,000,000 1,011,290
Special Tax, 2025 B, 5.125%, 9/01/55 .................................. 1,825,000 1,859,101
d
1717 University Associates LLC, Revenue, 2020 A-S, 9%, 9/01/57 ............. 1,175,000 861,903
c,e,h,i
4252 Crenshaw Preservation LLC, Revenue, 144A, 2025 B-1, Mandatory Put, Zero
Cpn., 6/01/36 ................................................... 5,715,000 5,617,923
c,e,h,i
4252 Crenshaw Preservation LLC, Revenue, 144A, 2025 B-2, Mandatory Put, Zero
Cpn., 6/01/36 ................................................... 1,835,000 1,836,288
e
5435 Balboa LP, Revenue, 2025 A-S, Mandatory Put, 8%, 3/01/44 ............. 4,000,000 4,105,228
ACI Royal York, Inc., Revenue, 2020 A, 4%, 2/15/55 ........................ 2,375,000 1,865,290
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group,
Revenue, 2016 A, Refunding, 5%, 6/01/36 ............................. 3,000,000 3,015,091
BOLD Program, Special Tax, 2022 B, Refunding, 6%, 9/01/52 ................ 2,920,000 3,104,810
BOLD Program, Special Tax, 2022 B, Refunding, 6.3%, 9/01/52 ............... 1,205,000 1,293,516
BOLD Program, Special Tax, 2022 C, 6.25%, 9/01/52 ....................... 4,030,000 4,319,204
BOLD Program, Special Tax, 2022 D, 6.125%, 9/01/52 ...................... 6,885,000 7,349,923
BOLD Program, Special Tax, 2023 A, 5.5%, 9/01/53 ........................ 3,000,000 3,158,360
BOLD Program, Special Tax, 2023 C, 5.25%, 9/01/53 ....................... 1,300,000 1,337,486
BOLD Program, Special Tax, 2024 A, 5%, 9/01/39 ......................... 275,000 288,646
BOLD Program, Special Tax, 2024 A, 5%, 9/01/44 ......................... 625,000 640,825
BOLD Program, Special Tax, 2024 A, 5%, 9/01/48 ......................... 300,000 306,150
BOLD Program, Special Tax, 2024 A, 5.125%, 9/01/54 ...................... 1,000,000 1,018,216
BOLD Program, Special Tax, 2024 B, 5%, 9/01/44 ......................... 940,000 959,521
BOLD Program, Special Tax, 2024 B, 5%, 9/01/49 ......................... 1,070,000 1,080,824
BOLD Program, Special Tax, 2024 B, 5%, 9/01/54 ......................... 1,250,000 1,258,790
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/35 ..................... 600,000 600,533
Bowles Hall Foundation, Revenue, 2015 A, 5%, 6/01/50 ..................... 3,250,000 3,250,225
c
California Baptist University, Revenue, 144A, 2015 A, 5.375%, 11/01/40 ......... 5,000,000 5,001,938
c
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 10,000,000 9,999,887
c
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/36 ............ 2,500,000 2,511,009
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5%, 11/01/35 ... 2,250,000 2,391,381
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.125%, 11/01/40 1,350,000 1,404,648
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.375%, 11/01/45 775,000 791,224
c
California Baptist University, Revenue, 144A, 2025 A, Refunding, 5.625%, 11/01/54 500,000 509,682

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... $ 8,425,000 $ 6,928,629
c
Capital Christian Center, Revenue, 144A, 2021 B, Refunding, 4%, 10/01/37 ...... 7,645,000 6,573,445
c
CHF-Aptos LLC, Revenue, 144A, 2025 A, 5.375%, 7/01/50 .................. 10,000,000 9,958,292
c
CHF-Aptos LLC, Revenue, 144A, 2025 A, 5.5%, 7/01/57 .................... 10,000,000 10,029,611
c
CHF-Aptos LLC, Revenue, 144A, 2025 B, 7.5%, 7/01/57 .................... 1,250,000 1,254,175
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 5,000,000 5,004,060
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 3%, 5/15/51 ................ 550,000 418,852
CHF-Riverside I LLC, Revenue, 2018, 5%, 5/15/40 ......................... 1,500,000 1,531,040
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/49 ........................ 9,575,000 9,586,444
City of Chula Vista Community Facilities District No. 2021-11, Special Tax, 2022, 5%,
9/01/52 ........................................................ 2,500,000 2,539,990
City of Hesperia Community Facilities District No. 2023-11 Improvement Area No. 1,
Special Tax, 2025, 5.125%, 9/01/55 ................................... 1,000,000 1,018,686
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/39 . 1,120,000 1,108,178
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/49 . 4,290,000 3,936,562
c
Claremont Graduate University, Revenue, 144A, 2020 B, Refunding, 5%, 10/01/54 . 1,875,000 1,676,175
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/42 ....... 1,000,000 1,038,579
Community Facilities District No. 2021-13, Special Tax, 2022, 5%, 9/01/52 ....... 5,150,000 5,217,522
Community Facilities District No. 2021-6 Improvement Area No. 2, Special Tax, 2022,
6%, 9/01/52 .................................................... 4,350,000 4,625,317
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.25%, 9/01/45 .................................................. 600,000 622,972
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.375%, 9/01/50 ................................................. 1,000,000 1,045,133
Community Facilities District No. 2022-6 Improvement Area No. 2, Special Tax, 2025,
5.375%, 9/01/55 ................................................. 1,300,000 1,357,641
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/44 ........ 500,000 513,271
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/49 ........ 500,000 508,626
Community Facilities District No. 2022-8, Special Tax, 2024, 5%, 9/01/54 ........ 1,570,000 1,589,962
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/44 .................................................... 500,000 512,186
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/49 .................................................... 800,000 812,083
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5%, 9/01/54 .................................................... 1,125,000 1,137,702
Community Facilities District No. 2023-11 Improvement Area A, Special Tax, 2024,
5.125%, 9/01/59 ................................................. 1,550,000 1,582,287
Community Facilities District No. 2023-11 Improvement Area No. 2, Special Tax,
2025, 5.25%, 9/01/60 ............................................. 1,000,000 1,010,624
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.5%,
9/01/48 ........................................................ 600,000 635,608
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.625%,
9/01/53 ........................................................ 1,060,000 1,117,437
Community Facilities District No. 2023-5 Area No. 1, Special Tax, 2023, 5.8%,
9/01/53 ........................................................ 3,190,000 3,398,650
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/44 .................................................... 1,210,000 1,242,992
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/49 .................................................... 1,835,000 1,866,656
Community Facilities District No. 2023-5 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/54 .................................................... 2,165,000 2,189,444
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5.25%, 9/01/45 .................................................. 1,535,000 1,593,769
h
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5%, 9/01/50 .................................................... 2,965,000 2,969,490
h
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5%, 9/01/55 .................................................... 3,245,000 3,230,204

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025,
5.375%, 9/01/55 ................................................. $ 7,000,000 $ 7,310,372
h
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025
B, 5%, 9/01/50 .................................................. 1,415,000 1,417,143
h
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025
B, 5%, 9/01/55 .................................................. 1,500,000 1,493,161
h
Community Facilities District No. 2025-9 Improvement Area No. 1, Special Tax, 2025
B, 5.125%, 9/01/55 ............................................... 355,000 355,668
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 4%,
12/01/26 ....................................................... 200,000 200,835
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/27 ....................................................... 100,000 102,683
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/29 ....................................................... 50,000 52,553
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/31 ....................................................... 130,000 137,870
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/36 ....................................................... 350,000 363,935
c
Community Health Centers of The Central Coast, Inc., Revenue, 144A, 2021 A, 5%,
12/01/54 ....................................................... 2,000,000 1,900,523
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 4%, 2/01/42 ............................................ 10,000,000 9,569,448
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/39 ....................................................... 2,670,000 2,720,850
Congregational Homes, Inc. Obligated Group, Revenue, 2019, Refunding, 5%,
11/15/49 ....................................................... 480,000 470,476
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4%, 11/01/36 ....... 1,395,000 1,370,737
c
Creative Center of Los Altos (The), Revenue, 144A, 2016 B, 4.5%, 11/01/46 ...... 1,600,000 1,478,496
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/32 ............. 3,020,000 3,022,876
Del Harbor Foundation, Revenue, 2015, Refunding, 5%, 11/01/39 ............. 6,525,000 6,528,647
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/37 ......... 1,625,000 1,636,295
Eisenhower Medical Center, Revenue, 2017 B, Refunding, 5%, 7/01/47 ......... 5,000,000 5,008,481
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 5%, 10/01/44 5,500,000 5,517,141
HumanGood California Obligated Group, Revenue, 2021, 3%, 10/01/49 ......... 5,000,000 3,738,555
Ignatian Corp. (The), Revenue, 2024 A, 5%, 9/01/49 ....................... 600,000 632,305
Ignatian Corp. (The), Revenue, 2024 A, 5%, 9/01/54 ....................... 9,060,000 9,344,919
c,f
IH Parkside Fairfield LLC, Revenue, Sub. Lien, 144A, 2023 B, 2.617%, 9/01/43 ... 20,710,000 15,613,569
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/37 ... 8,965,000 8,970,935
Integrity Housing Obligated Group, Revenue, 2022 A-1, 4.25%, 12/01/37 ........ 16,700,000 14,034,755
Integrity Housing Obligated Group, Revenue, 2022 B, 10%, 12/01/62 ........... 7,000,000 3,880,909
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/36 ..... 1,815,000 1,818,327
c
King/Chavez Facilities LLC, Revenue, 144A, 2016 A, Refunding, 5%, 5/01/46 ..... 2,775,000 2,739,417
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 13,915,000 13,999,868
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 4%, 12/31/47 6,085,000 5,347,500
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 22,250,000 22,326,689
h
Learning Choice Academy Obligated Group (The), Revenue, 2025 A, 5.7%, 7/01/55 3,000,000 3,004,402
Literacy First Charter School Issuer LLC, Revenue, 2019 A, 5%, 12/01/49 ....... 4,165,000 4,192,635
Northbay Healthcare Corp. Obligated Group, Revenue, 2015, 5%, 11/01/35 ...... 1,100,000 1,100,310
Northbay Healthcare Group Obligated Group, Revenue, 2015, 5%, 11/01/44 ...... 1,050,000 1,037,723
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/47 .. 3,000,000 3,002,924
c
P3 Claremont Holdings LLC, Revenue, 144A, 2020 A, 5%, 7/01/30 ............. 520,000 529,956
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/36 .. 2,750,000 2,746,467
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2016 A, 5%, 7/01/41 .. 1,750,000 1,694,486
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 3.875%, 7/01/28 600,000 587,086
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/38 .. 1,100,000 1,097,886
c
Palmdale Aerospace Academy, Inc. (The), Revenue, 144A, 2018 A, 5%, 7/01/49 .. 3,600,000 3,281,540

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Porter 1107 LLC, Revenue, 2025 B, 7.2%, 11/01/37 ........................ $ 12,950,000 $ 12,971,743
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/44 ...... 2,830,000 2,916,500
PRS-California Obligated Group, Revenue, 2024 A, Refunding, 5%, 4/01/49 ...... 1,500,000 1,522,365
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.125%, 7/01/35 ............ 450,000 450,088
c
Santa Rosa Academy LLC, Revenue, 144A, 2015, 5.375%, 7/01/45 ............ 1,400,000 1,333,897
Scripps College, Revenue, 2025, 5%, 7/01/55 ............................ 3,320,000 3,406,525
c
Sierra Ridge 3600 LLC, Revenue, 144A, 2024 B, 6.75%, 11/01/39 ............. 11,012,000 10,957,602
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5%, 5/01/34 ... 300,000 311,120
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.5%, 5/01/44 .. 510,000 515,389
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.75%, 5/01/54 . 510,000 513,191
c
St. Mary and All Angels Christian Church, Revenue, 144A, 2024 A, 5.875%, 5/01/59 700,000 707,898
St. Mary and All Angels Christian Church, Revenue, 2024 B, 4.65%, 5/01/30 ..... 420,000 429,008
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/41 ............... 925,000 891,620
c
STREAM Charter School, Revenue, 144A, 2020 A, 5%, 6/15/51 ............... 2,770,000 2,493,497
c
STREAM Charter School, Revenue, 144A, 2020 B, 6.4%, 6/15/32 ............. 660,000 656,065
c
Westside Neighborhood School, Revenue, 144A, 2024, 5%, 6/15/34 ........... 500,000 530,304
c
Westside Neighborhood School, Revenue, 144A, 2024, 5.5%, 6/15/39 .......... 655,000 696,958
c
Westside Neighborhood School, Revenue, 144A, 2024, 5.9%, 6/15/44 .......... 1,635,000 1,723,696
c
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 2,900,000 3,046,710
c
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 3,000,000 3,165,959
c
California Pollution Control Financing Authority ,
a,d
CalPlant I LLC, Revenue, 144A, 2017, 7%, 7/01/22 ........................ 3,500,000 35
a,d
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 13,000,000 130
a,d
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 11,500,000 115
a,d
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 4,500,000 45
Channelside Water Resources LP, Revenue, 144A, 2012, 5%, 11/21/45 ......... 21,685,000 21,685,093
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 3,514,334
c
Ed Brokers Educational Services, Revenue, 144A, 2025 A, 5.625%, 6/15/55 ...... 1,200,000 1,204,375
c
Ed Brokers Educational Services, Revenue, 144A, 2025 A, 6%, 6/15/65 ......... 5,000,000 5,094,046
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
10/15/37 ....................................................... 1,100,000 1,106,743
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 1,000,000 1,004,806
c
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/56 ....................................................... 2,135,000 1,879,755
c
California School Finance Authority ,
Revenue, 144A, 2017, 5%, 6/01/47 .................................... 700,000 647,292
Alliance for College Ready Public Schools Obligated Group, Revenue, 144A, 2016 C,
5%, 7/01/46 .................................................... 10,000,000 10,018,431
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/41 ....... 500,000 397,927
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/51 ....... 2,835,000 1,974,396
Alternative Schools, Inc., Revenue, 144A, 2021 A, Refunding, 4%, 6/01/61 ....... 3,675,000 2,393,318
Aspire Public Schools Obligated Group, Revenue, 144A, 2015, Refunding, 5%,
8/01/40 ........................................................ 1,000,000 1,000,134
Aspire Public Schools Obligated Group, Revenue, 144A, 2016, 5%, 8/01/41 ...... 2,010,000 2,010,048
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A, 6.25%,
4/01/52 ........................................................ 2,000,000 2,002,589
Citizens of the World Los Angeles Obligated Group, Revenue, 144A, 2022 A,
6.375%, 4/01/62 ................................................. 2,000,000 2,003,953
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/37 ....................................................... 1,485,000 1,505,772
Classical Academy Obligated Group, Revenue, 144A, 2017 A, Refunding, 5%,
10/01/44 ....................................................... 5,610,000 5,614,801
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/40 ..... 500,000 506,858
Classical Academy Obligated Group, Revenue, 144A, 2020 A, 5%, 10/01/50 ..... 3,570,000 3,485,802

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/48 ............... $ 1,000,000 $ 901,597
Ednovate Obligated Group, Revenue, 144A, 2018, 5%, 6/01/56 ............... 1,710,000 1,487,111
Envision Education Obligated Group, Revenue, 144A, 2024 A, 5%, 6/01/54 ...... 900,000 811,272
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/40 ........... 225,000 222,429
Fenton Charter Public Schools, Revenue, 144A, 2020 A, 5%, 7/01/50 ........... 1,275,000 1,144,429
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/43 ........................................................ 1,000,000 1,000,558
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2019, 5%,
7/01/49 ........................................................ 5,750,000 5,674,759
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/35 . 2,525,000 2,526,889
Green Dot Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 8/01/45 . 3,500,000 3,499,980
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/38 . 1,000,000 1,021,626
Green Dot Public Schools Obligated Group, Revenue, 144A, 2018 A, 5%, 8/01/48 . 1,750,000 1,753,322
Harbor Springs Obligated Group, Revenue, 144A, 2024 A, 5.5%, 7/01/54 ........ 2,235,000 2,257,868
iLEAD Lancaster, Revenue, 144A, 2021 A, 4%, 6/01/31 ..................... 250,000 242,755
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/41 ..................... 435,000 413,036
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/51 ..................... 600,000 525,017
iLEAD Lancaster, Revenue, 144A, 2021 A, 5%, 6/01/61 ..................... 1,320,000 1,120,337
Integrity Charter School, Revenue, 144A, 2024, 5%, 7/01/39 ................. 1,000,000 995,796
Integrity Charter School, Revenue, 144A, 2024, 5.25%, 7/01/44 ............... 800,000 768,691
Integrity Charter School, Revenue, 144A, 2024, 5.5%, 7/01/54 ................ 1,600,000 1,515,196
Integrity Charter School, Revenue, 144A, 2024, 5.6%, 7/01/64 ................ 2,000,000 1,871,899
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 4.5%, 7/01/32 . 595,000 604,847
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/42 ... 2,140,000 2,111,593
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5%, 7/01/52 ... 3,175,000 2,927,363
John Adams Academies Obligated Group, Revenue, 144A, 2022 A, 5.125%, 7/01/62 8,125,000 7,399,217
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/35 1,200,000 1,200,954
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2015 A, 5%, 7/01/45 1,675,000 1,674,924
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/49 2,150,000 2,154,402
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2019 A, 5%, 7/01/54 1,150,000 1,146,628
Larchmont Schools, Revenue, 144A, 2018 A, 5%, 6/01/55 ................... 3,050,000 2,749,102
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 3%, 7/01/30 ..... 285,000 272,760
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/45 ..... 1,200,000 1,152,106
Lifeline Education Charter School, Inc., Revenue, 144A, 2020 A, 5%, 7/01/55 ..... 1,235,000 1,154,591
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.375%, 6/01/52 ................................................. 1,250,000 1,288,627
Lighthouse Community Public Schools Obligated Group, Revenue, 144A, 2022 A,
6.5%, 6/01/62 ................................................... 1,500,000 1,547,209
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/31 ....... 1,000,000 1,001,898
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/36 ....... 1,670,000 1,604,133
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/51 ....... 16,730,000 13,466,797
NCCD-Santa Rosa Properties LLC, Revenue, 144A, 2021 A, 4%, 11/01/55 ....... 1,400,000 1,104,021
New Designs Charter School, Revenue, 144A, 2024 A, Refunding, 5%, 6/01/54 ... 650,000 604,901
New Designs Charter School, Revenue, 144A, 2024 A, Refunding, 5%, 6/01/64 ... 1,600,000 1,453,861
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding, 5%,
6/01/33 ........................................................ 650,000 665,071
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.625%, 6/01/43 ................................................. 560,000 563,086
Orange County Educational Arts Academy, Revenue, 144A, 2023 A, Refunding,
5.875%, 6/01/53 ................................................. 600,000 601,428
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5%, 8/01/33 ............................................ 620,000 641,274
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.25%, 8/01/38 ......................................... 500,000 515,562
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/43 .......................................... 550,000 560,328

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Partnerships to Uplift Communities Obligated Group, Revenue, 144A, 2023,
Refunding, 5.5%, 8/01/47 .......................................... $ 525,000 $ 527,792
Real Journey Academies Obligated Group, Revenue, 144A, 2019 A, 5%, 6/01/49 .. 7,105,000 6,548,814
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5%, 6/01/44 2,000,000 1,869,074
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5%, 6/01/54 2,350,000 2,094,161
Rex & Margaret Fortune School of Education, Revenue, 144A, 2024 A, 5.125%,
6/01/59 ........................................................ 1,500,000 1,345,227
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/30 ........ 1,000,000 1,019,856
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/37 ........ 2,000,000 2,016,154
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/47 ........ 1,975,000 1,872,512
River Springs Charter School, Inc., Revenue, 144A, 2017 A, 5%, 7/01/52 ........ 1,340,000 1,240,729
River Springs Charter School, Inc., Revenue, 144A, 2023 A, 5.75%, 7/01/42 ...... 960,000 996,105
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5%, 6/01/34 .... 750,000 752,660
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.125%, 6/01/47 . 845,000 796,487
Rocketship Education Obligated Group, Revenue, 144A, 2017 A, 5.25%, 6/01/52 .. 2,440,000 2,283,133
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/30 .... 275,000 278,429
Rocketship Education Obligated Group, Revenue, 144A, 2017 G, 5%, 6/01/37 .... 360,000 360,756
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/31 ........................................................ 260,000 143,000
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/41 ........................................................ 600,000 330,000
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/51 ........................................................ 800,000 440,000
Santa Clarita Valley International Charter School, Revenue, 144A, 2021 A, 4%,
6/01/61 ........................................................ 1,300,000 715,000
Summit Public Schools Obligated Group, Revenue, 144A, 2017, Pre-Refunded, 5%,
6/01/47 ........................................................ 800,000 825,924
California State Public Works Board , Revenue , 2025 A , 5% , 4/01/50 ............. 7,500,000 7,989,227
California Statewide Communities Development Authority ,
Revenue, 2015 R-1, Refunding, 5%, 9/02/40 ............................. 2,230,000 2,231,536
Special Assessment, 2016 A, 5%, 9/02/36 ............................... 1,035,000 1,046,048
Special Assessment, 2017 A, 4%, 9/02/27 ............................... 525,000 529,008
Special Assessment, 2017 A, 5%, 9/02/37 ............................... 1,970,000 2,014,745
Special Assessment, 2017 A, 5%, 9/02/46 ............................... 2,455,000 2,475,340
Special Assessment, 2017 B, 5%, 9/02/37 ............................... 3,260,000 3,344,098
Special Assessment, 2017 B, 5%, 9/02/47 ............................... 2,520,000 2,546,570
Special Assessment, 2017 C, 5%, 9/02/37 ............................... 2,755,000 2,773,291
Special Assessment, 2018 A, 5%, 9/02/38 ............................... 2,150,000 2,220,005
Special Assessment, 2018 A, 5%, 9/02/47 ............................... 3,745,000 3,790,337
Special Assessment, 2018 B, 5%, 9/02/38 ............................... 2,760,000 2,851,328
Special Assessment, 2018 B, 5%, 9/02/43 ............................... 4,690,000 4,771,087
Special Assessment, 2018 B, 5%, 9/02/48 ............................... 4,605,000 4,664,811
Special Assessment, 2018 C, 5%, 9/02/38 ............................... 4,995,000 5,157,640
Special Assessment, 2018 C, 5%, 9/02/48 ............................... 6,605,000 6,682,259
Special Assessment, 2019 A, 5%, 9/02/39 ............................... 1,600,000 1,662,977
Special Assessment, 2019 A, 5%, 9/02/44 ............................... 940,000 957,731
Special Assessment, 2019 B, 5%, 9/02/44 ............................... 1,150,000 1,177,282
Special Assessment, 2019 C, 5%, 9/02/39 ............................... 850,000 876,559
Special Assessment, 2020 A, 5%, 9/02/40 ............................... 1,250,000 1,299,874
Special Assessment, 2020 A, 4%, 9/02/50 ............................... 900,000 777,646
Special Assessment, 2020 A, 5%, 9/02/50 ............................... 1,000,000 1,013,458
Special Assessment, 2020 B, 4%, 9/02/40 ............................... 565,000 548,591
Special Assessment, 2020 B, 4%, 9/02/50 ............................... 695,000 598,320
Special Assessment, 2021 A, 4%, 9/02/41 ............................... 995,000 949,369
Special Assessment, 2021 A, 4%, 9/02/51 ............................... 3,175,000 2,768,012
Special Assessment, 2021 B, 4%, 9/02/41 ............................... 3,280,000 3,147,600

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment, 2021 B, 4%, 9/02/51 ............................... $ 3,145,000 $ 2,741,858
Special Assessment, 2021 C-1, 4%, 9/02/41 .............................. 2,435,000 2,242,476
Special Assessment, 2021 C-1, 4%, 9/02/51 .............................. 3,610,000 3,099,894
Special Assessment, 2021 C-2, 5%, 9/02/41 .............................. 3,030,000 2,589,968
Special Assessment, 2021 C-2, 5.5%, 9/02/51 ............................ 3,575,000 2,692,252
Special Assessment, 2022 B, 5%, 9/02/42 ............................... 3,000,000 3,108,668
Special Assessment, 2022 B, 5%, 9/02/52 ............................... 3,000,000 3,035,893
Special Assessment, 2022 C, 5.375%, 9/02/52 ............................ 1,990,000 2,052,948
Special Assessment, 2023 D, 5.5%, 9/02/53 .............................. 1,000,000 1,029,209
Special Tax, 2023 C-1, 5.25%, 9/02/53 .................................. 3,000,000 3,072,871
Special Tax, 2025 A, 5%, 9/02/50 ...................................... 5,500,000 5,662,578
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/35 ......... 2,000,000 2,002,036
Assessment District No. 14-01, Special Assessment, 2015, 5%, 9/02/45 ......... 3,810,000 3,810,611
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/32 ... 1,135,000 1,156,024
c
California Baptist University, Revenue, 144A, 2017 A, Refunding, 5%, 11/01/41 ... 1,875,000 1,877,145
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 4%, 7/01/48 ..... 6,000,000 5,729,701
Community Facilities District 2022-7 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,500,000 1,529,807
Community Facilities District No. 2016-02, Special Tax, 2016 A, 5%, 9/01/46 ...... 10,480,000 10,510,661
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/39 ....... 1,230,000 1,269,290
Community Facilities District No. 2016-02, Special Tax, 2019, 5%, 9/01/49 ....... 2,000,000 2,017,825
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/40 ....... 3,345,000 3,294,677
Community Facilities District No. 2016-02, Special Tax, 2020, 4%, 9/01/50 ....... 2,845,000 2,491,369
Community Facilities District No. 2016-02, Special Tax, 2022, 5.5%, 9/01/52 ...... 7,475,000 7,695,219
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/39 ....... 1,610,000 1,655,619
Community Facilities District No. 2018-01, Special Tax, 2019, 5%, 9/01/48 ....... 2,000,000 2,022,341
Community Facilities District No. 2022-08 Improvement Area, Special Tax, 2024,
5.25%, 9/01/39 .................................................. 2,360,000 2,514,623
Community Facilities District No. 2022-08 Improvement Area, Special Tax, 2024,
5.25%, 9/01/45 .................................................. 2,750,000 2,824,749
Community Facilities District No. 2022-12 Improvement Area No. 1, Special Tax,
2024, 5%, 9/01/44 ................................................ 2,270,000 2,342,412
Community Facilities District No. 2022-12 Improvement Area No. 1, Special Tax,
2024, 5%, 9/01/54 ................................................ 1,350,000 1,376,910
Community Facilities District No. 2023-08 Improvement Area No. 1, Special Tax,
2025, 5.25%, 9/01/55 ............................................. 1,700,000 1,746,984
Community Facilities District No. 2024-9, Special Tax, 2024, 5%, 9/01/44 ........ 400,000 411,487
Community Facilities District No. 2024-9, Special Tax, 2024, 5%, 9/01/54 ........ 700,000 711,901
Community Infrastructure Program Assessment District No. 20-02, Special
Assessment, 2023, 5.75%, 9/02/53 ................................... 1,875,000 1,959,538
e
Foothill Oak Park Apartments LLC, Revenue, 2025 H-S-A, Mandatory Put, 7.5%,
3/01/36 ........................................................ 3,430,000 3,468,670
John Muir Health Obligated Group, Revenue, 2024 A, Refunding, 5.25%, 12/01/54 . 10,000,000 10,603,803
c
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/46 12,735,000 12,250,190
c
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 5%, 6/01/39 ......... 950,000 960,483
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5%, 12/01/41 ................................................... 1,245,000 1,248,494
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 45,755,000 45,759,635
c
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2018 A,
5.5%, 12/01/58 .................................................. 6,250,000 6,280,476
Marin General Hospital Obligated Group, Revenue, 2018 A, 4%, 8/01/45 ........ 1,500,000 1,333,571
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 4,325,000 4,407,758
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 8,000,000 7,993,866
c
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/52 ............. 2,635,000 2,595,832
Panorama II Preservation LP, Revenue, 2024 F, FNMA Insured, 4.25%, 12/01/40 .. 7,435,000 7,652,327

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/43 ............... $ 5,000,000 $ 5,118,191
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. 1,665,000 1,665,557
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,950,000 1,735,936
c
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2022 A, 4%, 9/01/52 .............................................. 5,270,000 4,560,329
c
Community Facilities District No. 2016-1 Improvement Area No. 2, Special Tax, 144A,
2023 A, 5.5%, 9/01/53 ............................................. 2,045,000 2,135,380
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/37 ................................. 385,000 408,806
c
Infrastructure & Revitalization Financing District No. 1 Facilities Increment, Tax
Allocation, 144A, 2022 A, 5%, 9/01/52 ................................. 2,000,000 1,953,912
c
Infrastructure & Revitalization Financing District No. 1 Housing Increment, Tax
Allocation, 144A, 2022 B, 5%, 9/01/52 ................................. 1,000,000 958,766
c
Special Tax District No. 2020-1 Development, Special Tax, 144A, 2021 C, 4%,
9/01/51 ........................................................ 3,900,000 3,384,644
c,h
City & County San Francisco ,
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2025 A,
5%, 9/01/46 .................................................... 1,625,000 1,627,484
Infrastructure & Revitalization Financing District No. 1, Tax Allocation, 144A, 2025 A,
5%, 9/01/55 .................................................... 2,500,000 2,469,600
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,429,613
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/39 .................................................... 2,765,000 2,868,291
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/44 .................................................... 2,925,000 2,982,162
Community Facilities District No. 2015-1 Improvement Area No. 2, Special Tax, 2019,
5%, 9/01/49 .................................................... 4,100,000 4,159,043
City of Fairfield ,
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/44 .................................................. 2,000,000 2,054,532
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/49 .................................................. 2,000,000 2,043,122
City of Fillmore ,
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/40 ............ 1,500,000 1,503,012
Community Facilities District No. 5, Special Tax, 2015, 5%, 9/01/45 ............ 2,630,000 2,632,004
City of Fremont ,
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/40 .... 4,655,000 4,661,544
Community Facilities District No. 1, Special Tax, 2015, Refunding, 5%, 9/01/45 .... 3,255,000 3,256,828
City of Galt ,
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.125%, 9/01/45 ............................................... 2,050,000 2,123,252
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.25%, 9/01/50 ................................................ 3,230,000 3,359,948
Community Facilities District No. 2020-2 Improvement Area No. 1, Special Tax, 2025
B, 5.375%, 9/01/55 ............................................... 7,180,000 7,532,577
City of Irvine , Community Facilities District No. 2013-3 Improvement Area No. 8 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 5,000,000 5,074,701
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,504
City of Los Angeles , Department of Airports , Revenue, Sub. Lien , 2019 D , 4% , 5/15/44 5,525,000 5,203,088

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/44 ........................................................ $ 1,000,000 $ 1,034,546
Community Facilities District 2023-1 Improvement Area No. 1, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,580,000 1,612,532
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/44 ........................................................ 870,000 899,420
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/49 ........................................................ 1,320,000 1,353,223
Community Facilities District 2023-1 Improvement Area No. 2, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,735,000 1,770,724
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/40 ........................................................ 165,000 174,611
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/45 ........................................................ 430,000 439,950
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/50 ........................................................ 750,000 762,211
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025, 5%,
9/01/55 ........................................................ 1,110,000 1,124,899
City of Mountain House ,
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.125%, 9/01/45 ................................................. 420,000 433,149
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.25%, 9/01/50 .................................................. 765,000 786,045
Community Facilities District No. 2024-1 Improvement Area No. 6, Special Tax, 2025,
5.25%, 9/01/55 .................................................. 1,000,000 1,023,212
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.125%, 9/01/45 ................................................. 400,000 412,522
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.25%, 9/01/50 .................................................. 580,000 595,955
Community Facilities District No. 2024-1 Improvement Area No. 7, Special Tax, 2025,
5.25%, 9/01/55 .................................................. 630,000 644,174
City of Ontario ,
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/42 ........... 1,000,000 1,011,554
Community Facilities District No. 28, Special Tax, 2017, 5%, 9/01/47 ........... 500,000 503,420
City of Oroville ,
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/49 ......................... 4,500,000 3,330,710
Oroville Hospital, Revenue, 2019, 5.25%, 4/01/54 ......................... 3,000,000 2,220,283
City of Palm Desert ,
Community Facilities District No. 2021-1, Special Tax, 2024, 5%, 9/01/49 ........ 600,000 615,626
Community Facilities District No. 2021-1, Special Tax, 2024, 5%, 9/01/53 ........ 525,000 536,502
City of Rancho Cordova ,
Community Facilities District No. 2014-1, Special Tax, 2022, 5%, 9/01/51 ........ 1,200,000 1,219,125
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1, Special
Tax, 2022, 5.25%, 9/01/52 .......................................... 2,000,000 2,062,934
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/40 ............................................ 360,000 377,207
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/45 ............................................ 565,000 576,852
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/50 ............................................ 750,000 761,139
Ranch Community Facilities District No. 2021-1 Improvement Area No. 2, Special
Tax, 2025, 5%, 9/01/54 ............................................ 240,000 243,565
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/40 .................................................... 1,200,000 1,200,798
Sunridge North Douglas Community Facilities District No. 2005-1, Special Tax, 2015,
5%, 9/01/45 .................................................... 1,250,000 1,250,428

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville ,
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1, Special
Tax, 2024, 5%, 9/01/49 ............................................ $ 1,125,000 $ 1,142,797
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1, Special
Tax, 2024, 5%, 9/01/54 ............................................ 1,500,000 1,518,003
Creekview Community Facilities District No. 1 Improvement Area No. 1, Special Tax,
2020, 5%, 9/01/45 ................................................ 1,280,000 1,306,255
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5%, 9/01/43 ................................................ 500,000 515,424
Creekview Community Facilities District No. 1 Improvement Area No. 2, Special Tax,
2023, 5.25%, 9/01/53 ............................................. 1,850,000 1,907,177
h
Creekview Phase 5 Community Facilities District No. 1, Special Tax, 2025, 5%,
9/01/55 ........................................................ 1,375,000 1,380,243
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/32 ............................................ 1,265,000 1,299,381
c
Fiddyment Ranch Community Facilities District No. 5, Special Tax, 144A, 2017,
Refunding, 5%, 9/01/47 ............................................ 6,500,000 6,542,280
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5%,
9/01/36 ........................................................ 1,950,000 1,968,291
HP Campus Oaks Community Facilities District No. 1, Special Tax, 2016, 5.5%,
9/01/46 ........................................................ 6,415,000 6,458,521
SVSP Westpark-Federico Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/44 ........................................................ 1,000,000 1,019,542
Torrente at Sierra Vista Community Facilities District No. 1, Special Tax, 2023, 6%,
9/01/53 ........................................................ 1,500,000 1,606,195
Villages at Sierra Vista Community Facilities District No. 1, Special Tax, 2019, 5%,
9/01/49 ........................................................ 3,870,000 3,925,731
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/29 .... 420,000 420,621
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/34 .... 1,100,000 1,101,334
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/39 .... 1,885,000 1,886,591
Westbrook Community Facilities District No. 1, Special Tax, 2014, 5%, 9/01/44 .... 1,650,000 1,650,614
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/40 .... 1,670,000 1,722,421
Westbrook Community Facilities District No. 1, Special Tax, 2019, 5%, 9/01/49 .... 2,130,000 2,158,476
City of Sacramento ,
Delta Shores Community Facilities District No. 2019-01 Improvement Area No. 1,
Special Tax, 2024, 5%, 9/01/54 ...................................... 2,000,000 2,036,870
Greenbriar Community Facilities District No. 2018-03 Improvement Area No. 2,
Special Tax, 2024, 5%, 9/01/49 ...................................... 1,000,000 1,021,561
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/32 ........................................... 300,000 305,847
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/37 ........................................... 710,000 716,736
c
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1, Special Tax,
144A, 2017, 5%, 9/01/47 ........................................... 1,900,000 1,910,771
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue, Sub. Lien ,
2018 C , Refunding , 4% , 6/01/32 ....................................... 225,000 227,348
City of San Francisco , 5.25% , 9/01/49 .................................... 11,500,000 10,331,940
City of South San Francisco ,
Community Facilities District No. 2021-01, Special Tax, 2025, 5%, 9/01/40 ....... 375,000 395,494
Community Facilities District No. 2021-01, Special Tax, 2025, 5%, 9/01/45 ....... 600,000 617,990
Community Facilities District No. 2021-01, Special Tax, 2025, 5.125%, 9/01/50 .... 1,000,000 1,032,927
Community Facilities District No. 2021-01, Special Tax, 2025, 5.25%, 9/01/55 ..... 1,500,000 1,557,969
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,744,722
City of Vacaville ,
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/35 .................................................... 390,000 414,137

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Vacaville, (continued)
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/40 .................................................... $ 375,000 $ 388,538
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5%, 9/01/45 .................................................... 810,000 821,570
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5.125%, 9/01/50 ................................................. 1,225,000 1,242,350
Community Facilities District No. 13 Improvement Area No. 1, Special Tax, 2025 A,
5.25%, 9/01/55 .................................................. 1,475,000 1,508,871
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........ 1,525,000 1,618,193
f
Clovis Unified School District ,
GO, 2004 A, NATL Insured, ETM, 2.76%, 8/01/27 .......................... 1,205,000 1,151,465
GO, 2004 A, NATL Insured, 2.68%, 8/01/27 .............................. 6,295,000 6,023,083
GO, 2004 A, NATL Insured, 2.73%, 8/01/28 .............................. 3,000,000 2,792,185
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,845,000 12,210,475
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 27,738,618
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,121,887
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 30,280,000 25,844,128
f
Coachella Valley Unified School District ,
GO, 2012 D, AG Insured, 4.26%, 8/01/42 ................................ 8,500,000 4,238,800
GO, 2012 D, AG Insured, 4.4%, 8/01/43 ................................. 3,000,000 1,400,774
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,095,000 3,115,885
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,153,902
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/53 .................................................. 3,080,000 3,232,476
Community Facilities District No. 2021-1 Improvement Area No. 2, Special Tax, 2022,
5.875%, 9/01/53 ................................................. 1,100,000 1,153,902
County of Sacramento ,
Airport System, Revenue, 2024, 5.25%, 7/01/49 ........................... 3,000,000 3,239,374
Airport System, Revenue, 2024, 5%, 7/01/54 ............................. 7,000,000 7,369,335
Airport System, Revenue, 2024, 5.25%, 7/01/54 ........................... 8,000,000 8,576,504
Airport System, Revenue, 2025 D, AG Insured, 5.25%, 7/01/55 ............... 10,000,000 10,467,825
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/40 .................................................... 1,000,000 1,000,657
Community Facilities District No. 2006-1 Area No. 1, Special Tax, 2015, Refunding,
5%, 9/01/45 .................................................... 1,000,000 1,000,279
c
CSCDA Community Improvement Authority ,
Crescent (The), Revenue, 144A, 2022 B, 5.5%, 7/01/59 ..................... 16,000,000 12,877,357
Park Crossing Apartments, Revenue, 144A, 2021 B, 4%, 12/01/48 ............. 10,000,000 7,955,263
Theo Apartments, Revenue, 144A, 2021 B, 4%, 5/01/57 ..................... 10,000,000 7,057,675
Wood Creek Apartments, Revenue, Sub. Lien, 144A, 2021 B, 4%, 12/01/59 ...... 31,800,000 17,574,616
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue, Sub.
Lien , 2007 B , Refunding , 5.85% , 12/15/47 ............................... 4,210,000 4,214,061
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 .......... 2,000,000 2,006,093
f
Duarte Redevelopment Agency , Tax Allocation, Sub. Lien , 1999 , ETM, 5.17%, 12/01/28 5,135,000 4,414,001
f
El Rancho Unified School District , GO , 2004 , NATL Insured , 2.94%, 8/01/29 ....... 2,400,000 2,157,840
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A, Special Tax, 144A, 2021 A,
4%, 9/01/51 .................................................... 1,245,000 1,082,124

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
Elsinore Valley Municipal Water District, (continued)
Community Facilities District No. 2020-1 Area No. 3A, Special Tax, 144A, 2021 A,
4.5%, 9/01/51 ................................................... $ 2,500,000 $ 2,354,697
Fairfield Community Facilities District ,
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/35 ............................... 1,000,000 1,061,902
c
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1,
Special Tax, 144A, 2020 A, 5%, 9/01/50 ............................... 5,255,000 5,323,452
Community Facilities District No. 2023-1 Improvement Area No. 1, Special Tax, 2024
A, 5%, 9/01/54 .................................................. 9,630,000 9,786,826
g,j
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN, 2019-ML06, XCA, 1.105%, 7/25/35 ................................ 128,458,447 6,976,578
c
Revenue, 144A, FRN, 2020-ML07, XCA, 2.133%, 1/25/37 ................... 116,426,932 14,122,587
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19, Special Tax, 2017, 5%, 9/01/47 1,000,000 1,007,341
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/33 530,000 546,481
City of Folsom Community Facilities District No. 20, Special Tax, 2018, 5%, 9/01/48 1,675,000 1,686,394
Foothill-Eastern Transportation Corridor Agency ,
f
Revenue, 2013 A, Refunding, 4.28%, 1/15/42 ............................. 75,000,000 38,170,943
Revenue, 2013 B-1, Refunding, 3.95%, 1/15/53 ........................... 23,000,000 21,066,339
Revenue, 2013 B-2, Refunding, 3.5%, 1/15/53 ............................ 15,500,000 13,109,238
f
Revenue, 2015 A, Refunding, 3.19%, 1/15/33 ............................. 19,000,000 15,185,847
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.5%, 9/01/43 ................................... 1,860,000 1,982,374
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 5.75%, 9/01/48 .................................. 2,945,000 3,151,064
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1,
Special Tax, 2023 A, 6%, 9/01/53 .................................... 2,895,000 3,106,367
c,h
Golden State Connect Authority , Revenue , 144A, 2025 , 6.5% , 12/01/60 ........... 22,000,000 21,323,850
f
Hanford Joint Union High School District ,
GO, B, AG Insured, 2.96%, 8/01/32 .................................... 3,635,000 2,991,503
GO, B, AG Insured, 3.07%, 8/01/33 .................................... 3,705,000 2,939,119
GO, B, AG Insured, 3.25%, 8/01/35 .................................... 4,120,000 3,024,927
f
Hartnell Community College District , GO , 2009 D , 4.41%, 8/01/49 ............... 10,000,000 3,599,309
Independent Cities Finance Authority ,
Augusta Communities III LLC, Revenue, 2021, Refunding, 4%, 11/15/56 ........ 8,160,000 6,003,835
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/45 ............... 1,685,000 1,638,953
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/50 ............... 2,160,000 2,048,499
Augusta Communities IV LLC, Revenue, 2024 A, 5%, 11/15/59 ............... 5,540,000 5,116,643
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/44 ....... 2,015,000 2,016,260
COACH of San Diego LLC, Revenue, 2014 A, Refunding, 5.25%, 5/15/49 ....... 4,800,000 4,802,435
Millennium Housing LLC, Revenue, 2015, Refunding, 5%, 8/15/45 ............. 5,000,000 5,002,267
Millennium Housing LLC, Revenue, 2015, Refunding, 5%, 8/15/50 ............. 4,900,000 4,901,464
Millennium Housing LLC, Revenue, 2021, Refunding, 3%, 5/15/56 ............. 4,000,000 2,849,075
Millennium Housing of California, Revenue, 2019, Refunding, 5%, 5/15/48 ....... 1,000,000 1,012,291
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,136,255
Inland Valley Development Agency ,
Tax Allocation, 2014 A, Refunding, 5.25%, 9/01/37 ......................... 7,500,000 7,557,107
Tax Allocation, 2014 A, Refunding, 5%, 9/01/44 ........................... 9,000,000 9,066,668
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... 6,500,000 6,062,319
Irvine Unified School District ,
Community Facilities District No. 09-1, Special Tax, 2017 B, 5%, 9/01/42 ........ 995,000 1,003,989
Community Facilities District No. 09-1, Special Tax, 2017 C, 5%, 9/01/47 ........ 995,000 1,002,971
Community Facilities District No. 09-1, Special Tax, 2018 A, Refunding, 5%, 9/01/49 3,975,000 4,002,780

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 .......... $ 3,250,000 $ 3,237,795
Lake Tahoe Unified School District , GO , 2012 , 5.3% , 8/01/40 ................... 1,140,000 1,244,026
Lammersville Joint Unified School District ,
Community Facilities District No. 2014-1 Improvement Area No. 1, Special Tax, 2017,
5%, 9/01/42 .................................................... 2,750,000 2,780,849
Community Facilities District No. 2024-1, Special Tax, 2025, 5%, 9/01/45 ........ 2,000,000 2,056,800
Community Facilities District No. 2024-1, Special Tax, 2025, 5.125%, 9/01/50 ..... 3,750,000 3,882,383
Community Facilities District No. 2024-1, Special Tax, 2025, 5.25%, 9/01/55 ...... 5,250,000 5,482,067
f
Las Virgenes Unified School District , GO , 2011 C , 6.458%, 8/01/33 .............. 8,050,000 9,601,066
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AG Insured , 4% , 8/01/34 ............................... 1,000,000 1,030,559
f
Lemon Grove School District , GO , 2010 B , AG Insured , 5.85%, 8/01/45 ........... 6,500,000 6,628,428
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............ 4,630,000 4,975,071
Long Beach Community College District , GO , 2025 E , 5% , 8/01/52 .............. 2,000,000 2,139,185
Los Alamitos Unified School District ,
COP, 2012, 5.95%, 8/01/34 .......................................... 1,500,000 1,684,074
COP, 2012, 6.05%, 8/01/42 .......................................... 4,500,000 4,890,837
Los Angeles Department of Water , Revenue , 2020 A , Refunding , 5% , 7/01/50 ...... 18,805,000 19,245,155
Los Angeles Department of Water & Power ,
Power System, Revenue, 2025 A, Refunding, 5%, 7/01/50 ................... 10,000,000 10,422,704
Water System, Revenue, 2021 B, Refunding, 5%, 7/01/46 ................... 15,080,000 15,578,438
Water System, Revenue, 2022 D, Refunding, 5%, 7/01/47 ................... 12,090,000 12,553,060
Water System, Revenue, 2025 C, Refunding, 5%, 7/01/52 ................... 10,000,000 10,425,537
c
Los Angeles Housing Authority , Housing Pathways, Inc. , Revenue , 144A, 2024 B , 6% ,
12/01/62 ........................................................ 33,500,000 32,115,328
Los Angeles Unified School District ,
GO, 2024 QRR, 4%, 7/01/49 ......................................... 10,000,000 9,664,889
GO, 2025 A-1, 5%, 7/01/49 .......................................... 10,000,000 10,726,934
Mendocino-Lake Community College District ,
GO, 2011 B, AG Insured, 6.55%, 8/01/36 ................................ 5,150,000 6,199,252
f
GO, 2011 B, AG Insured, 6.552%, 8/01/40 ............................... 7,500,000 9,371,934
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/43 .................................................... 1,000,000 1,017,792
Community Facilities District No. 2011-1 Improvement Area No. 3, Special Tax, 2018,
5%, 9/01/48 .................................................... 1,500,000 1,519,851
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/34 ................................. 1,100,000 1,161,048
Revenue, 2020, Refunding, 5%, 4/01/35 ................................. 1,150,000 1,211,671
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 327,469
Mountain House Community Facilities District ,
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/40 ................................. 500,000 523,157
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/45 ................................. 1,000,000 1,013,812
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/50 ................................. 2,125,000 2,147,473
City of Mountain House Community Facilities District No. 2024-1 Improvement Area
No. 1, Special Tax, 2025, 5%, 9/01/55 ................................. 3,600,000 3,627,848
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 .................... 32,300,000 39,776,959
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
BAM Insured , 4% , 3/01/42 ........................................... 5,000,000 4,817,964
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ................... 6,600,000 8,068,352

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A, 5%,
8/15/34 ........................................................ $ 1,495,000 $ 1,496,959
County of Orange Community Facilities District No. 2015-1, Special Tax, 2015 A,
5.25%, 8/15/45 .................................................. 4,880,000 4,886,083
County of Orange Community Facilities District No. 2017-1 Area No. 1, Special Tax,
2018 A, 5%, 8/15/47 .............................................. 9,550,000 9,620,219
Palomar Health ,
Obligated Group, Revenue, 2016, Refunding, 5%, 11/01/39 .................. 12,190,000 11,217,173
Palomar Health Obligated Group, COP, 4%, 11/01/38 ....................... 5,000,000 4,024,810
Palomar Health Obligated Group, COP, 4%, 11/01/47 ....................... 6,000,000 4,149,768
f
Paso Robles Joint Unified School District , GO , 2010 A , 4.67%, 9/01/45 ........... 15,000,000 6,088,986
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,507,502
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1, Special Tax, 2014 E, Refunding, 4.25%,
9/01/38 ........................................................ 4,120,000 4,120,467
Community Facilities District No. 2014-1 Improvement Area No. 2, Special Tax, 2018
A, 4%, 9/01/48 .................................................. 1,530,000 1,367,354
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/44 .................................................... 2,200,000 2,250,441
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/49 .................................................... 1,500,000 1,522,656
Community Facilities District No. 5 Improvement Area No. 1, Special Tax, 2024 A,
5%, 9/01/54 .................................................... 1,400,000 1,415,807
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 .............. 2,750,000 3,232,901
f
Richland School District , GO , 2009 C , AG Insured , 5.03%, 8/01/49 .............. 22,000,000 6,881,769
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 ............. 13,000,000 16,270,965
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/33 ............................................ 1,625,000 1,675,241
City of Rio Vista Community Facilities District No. 2018-1, Special Tax, 2018,
Refunding, 5%, 9/01/48 ............................................ 1,190,000 1,202,680
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5%, 9/01/38 ... 500,000 527,164
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/43 . 2,000,000 2,112,815
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.5%, 9/01/48 . 3,090,000 3,210,038
Community Facilities District 2023-1 Area No. 1, Special Tax, 2023, 5.625%, 9/01/53 4,830,000 5,028,233
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025,
Refunding, 5%, 9/01/50 ............................................ 5,000,000 5,030,619
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025,
Refunding, 5%, 9/01/55 ............................................ 8,000,000 8,024,377
Community Facilities District 2023-1 Improvement Area No. 3, Special Tax, 2025,
Refunding, 5%, 9/01/55 ............................................ 6,600,000 6,569,903
Community Facilities District No 2003-1 Improvement Area No. 2, Special Tax, 2022,
5.75%, 9/01/52 .................................................. 4,250,000 4,437,949
Community Facilities District No. 2016-1, Special Tax, 2025, AG Insured, 5%, 9/01/55 2,315,000 2,445,301
Community Facilities District No. 2020-1 Public Improvements, Special Tax, 2025, AG
Insured, 5%, 9/01/55 .............................................. 4,000,000 4,225,142
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/34 ..... 860,000 760,745
Community Facilities District No. 2021-1, Special Tax, 2021, 2.625%, 9/01/35 ..... 925,000 801,933
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/46 ........ 1,495,000 1,272,369
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/48 .................................................... 1,650,000 1,662,620
Community Facilities District No. 2023-1 Improvement Area No. 2, Special Tax, 2024,
5%, 9/01/54 .................................................... 2,625,000 2,634,189

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
f
Riverbank Unified School District ,
GO, 2008 B, AG Insured, 3.93%, 8/01/38 ................................ $ 6,690,000 $ 4,106,599
GO, 2008 B, AG Insured, 4.52%, 8/01/43 ................................ 8,750,000 4,007,790
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,505,387
f
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , 4.52%,
6/01/43 ......................................................... 7,500,000 3,457,358
Romoland School District ,
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/35 4,690,000 4,695,187
Community Facilities District No. 2004-1, Special Tax, 2015, Refunding, 5%, 9/01/38 3,000,000 3,002,816
Community Facilities District No. 2004-1 Improvement Area No. 3, Special Tax, 2013,
5%, 9/01/36 .................................................... 1,500,000 1,501,573
f
Rowland Unified School District ,
GO, 2009 B, 3.63%, 8/01/34 ......................................... 5,000,000 3,670,612
GO, 2009 B, 3.99%, 8/01/39 ......................................... 15,000,000 8,790,377
GO, 2009 B, 4%, 8/01/42 ............................................ 10,750,000 5,593,388
f
San Bernardino Community College District , GO , 2009 B , 4.53%, 8/01/44 ......... 12,495,000 5,466,540
f
San Diego Unified School District ,
GO, 2010 C, 6.307%, 7/01/47 ........................................ 26,025,000 25,596,769
GO, 2012 E, 4.712%, 7/01/42 ......................................... 6,940,000 5,797,327
GO, 2012 E, 5.144%, 7/01/47 ......................................... 13,500,000 11,031,583
San Francisco Bay Area Rapid Transit District , GO , 2020 C-1 , 4% , 8/01/45 ........ 17,760,000 17,535,778
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2019 A, Refunding, 5%, 5/01/37 ............................... 5,535,000 5,796,659
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 10,000,000 10,182,746
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 10,000,000 10,107,222
Revenue, Second Series, 2019 E, 5%, 5/01/50 ............................ 34,520,000 34,886,292
Revenue, Second Series, 2022 B, Refunding, 5%, 5/01/52 ................... 5,250,000 5,460,181
Revenue, Second Series, 2024 A, Refunding, 5.25%, 5/01/44 ................. 8,605,000 9,172,685
Revenue, Second Series, 2024 A, Refunding, 5.25%, 5/01/49 ................. 350,000 367,817
Revenue, Second Series, 2025 A, 5.25%, 5/01/55 ......................... 6,045,000 6,337,975
Revenue, Second Series, 2025 A, 5.5%, 5/01/55 .......................... 10,000,000 10,760,941
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 20,000,000 21,125,450
San Francisco City & County Redevelopment Agency Successor Agency , Mission Bay
South Redevelopment Area Tax Increment Financing District , Tax Allocation , 2014 A ,
5% , 8/01/43 ...................................................... 2,500,000 2,501,381
San Joaquin Hills Transportation Corridor Agency ,
f
Revenue, 1997 A, Refunding, NATL Insured, 3.11%, 1/15/26 ................. 19,475,000 19,399,009
f
Revenue, 1997 A, Refunding, NATL Insured, 3.37%, 1/15/32 ................. 50,225,000 41,000,636
f
Revenue, Junior Lien, ETM, 2.45%, 1/01/28 .............................. 19,150,000 18,207,845
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 2,225,000 2,226,022
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 27,790,000 27,801,677
e
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,240,411
c,f,h,i
Santa Barbara Housing Authority , Revenue , 144A, 2025 A-S , 8.13%, 5/01/44 ...... 15,000,000 3,554,619
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................ 8,000,000 10,488,662
f
Siskiyou Union High School District , GO , 2009 B , AG Insured , 5%, 8/01/49 ........ 15,015,000 4,736,422
St. Helena Unified School District , GO , 2011 B , 6.45% , 6/01/36 ................. 10,000,000 13,123,001
State of California ,
GO, Refunding, 4.125%, 3/01/45 ...................................... 12,000,000 12,064,783
GO, 4.125%, 3/01/49 ............................................... 5,500,000 5,450,430
GO, 5%, 3/01/55 .................................................. 8,000,000 8,556,006
Stockton Community Facilities District ,
Community Facilities District No. 2018-2 Improvement Area No. 4, Special Tax, 2025,
5%, 9/01/45 .................................................... 1,000,000 1,021,312

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Stockton Community Facilities District, (continued)
Community Facilities District No. 2018-2 Improvement Area No. 4, Special Tax, 2025,
5%, 9/01/50 .................................................... $ 1,500,000 $ 1,524,295
Community Facilities District No. 2018-2 Improvement Area No. 4, Special Tax, 2025,
5%, 9/01/55 .................................................... 1,550,000 1,567,873
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,851,590
f
Susanville School District , GO , 2010 , AG Insured , 4.98%, 8/01/49 ............... 17,505,000 5,542,850
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,272,204
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/44 ........................................................ 600,000 622,926
Community Facilities District No. 4 Improvement Area No. 3, Special Tax, 2024, 5%,
9/01/54 ........................................................ 1,185,000 1,209,399
Three Rivers Levee Improvement Authority , Special Tax , 2021 B , Refunding , 4% ,
9/01/51 ......................................................... 2,710,000 2,436,024
Tobacco Securitization Authority of Southern California ,
f
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 C, 8.2%,
6/01/46 ........................................................ 23,500,000 4,669,572
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-1, 2,
Refunding, 5%, 6/01/48 ............................................ 5,890,000 5,819,155
f
Torrance Unified School District , GO , 2009 B-1 , 4.75%, 8/01/34 ................. 5,095,000 3,407,792
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/43 ...................................... 5,500,000 5,570,797
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2018, 5%, 9/01/48 ...................................... 6,490,000 6,544,135
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1,
Special Tax, 2019, 5%, 9/01/49 ...................................... 1,960,000 1,972,066
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. 550,000 565,921
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1, Special Tax, 2004, 5.75%, 9/01/29 ........ 1,915,000 1,902,726
Community Facilities District No. 04-1, Special Tax, 2004, 5.8%, 9/01/35 ........ 4,470,000 4,359,244
Community Facilities District No. 04-1, Special Tax, 2005, 5.25%, 9/01/30 ........ 4,990,000 4,848,821
University of California ,
Revenue, 2025 CC, 5%, 5/15/47 ...................................... 12,500,000 13,553,136
Revenue, 2025 CC, 5%, 5/15/53 ...................................... 20,200,000 21,451,851
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............ 1,560,000 1,564,575
f
Victor Valley Community College District , GO , 2008 C , 4.74%, 6/01/49 ........... 11,940,000 4,019,359
Washington Township Health Care District ,
Revenue, 2017 B, Refunding, 4%, 7/01/35 ............................... 2,000,000 1,955,889
Revenue, 2017 B, Refunding, 4%, 7/01/36 ............................... 1,900,000 1,840,343
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 321,749
2,810,156,426
Florida 0.3%
c,f
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.31%, 3/01/29 ........................................... 8,300,000 7,014,793
c,e
Florida Development Finance Corp. , Brightline Florida Holdings LLC , Revenue , 144A,
2025 B , Mandatory Put , 10% , 6/15/26 .................................. 3,625,000 2,718,750
9,733,543

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... $ 3,250,000 $ 3,274,343
Texas 0.6%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 8,818,863
c
Texas Community Housing & Economic Development Corp. ,
f
Agape Helotes, Inc., Revenue, Junior Lien, 144A, 2025 B, 7.736%, 1/01/65 ...... 163,530,000 7,799,433
Agape Helotes, Inc., Revenue, Senior Lien, 144A, 2025 A-2, 12%, 1/01/65 ....... 1,305,000 1,310,893
17,929,189
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,029,129
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,052,379
Wisconsin 0.3%
c
Public Finance Authority ,
FAH Tree House LLC, Revenue, 144A, 2023 B, 6.625%, 2/01/46 .............. 7,000,000 5,757,332
f
Pine Forest 2022 Obligated Group, Revenue, Sub. Lien, 144A, 2022, 2.279%,
12/01/45 ....................................................... 6,000,000 4,547,572
10,304,904
U.S. Territories 4.9%
American Samoa 0.0%
†
c,k
American Samoa Economic Development Authority , Revenue , 144A, 2025 B , 5.25% ,
9/01/45 ......................................................... 1,125,000 1,131,408
Guam 0.6%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 ..
9,885,000 10,030,062
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,845,699
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 250,000 253,344
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 1,125,000 1,082,181
Hotel Occupancy Tax, Revenue, 2021 A, Refunding, 5%, 11/01/35 ............. 3,000,000 3,196,229
19,407,515
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,125,000 2,158,790
Puerto Rico 4.2%
Commonwealth of Puerto Rico ,
f,g
GO, FRN, 2.567%, 11/01/43 .......................................... 2,826,453 1,812,463
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 809,842 828,471
GO, 2022 A-1, 5.625%, 7/01/29 ....................................... 796,704 845,896
GO, 2022 A-1, 5.75%, 7/01/31 ........................................ 773,832 852,443
GO, 2022 A-1, 4%, 7/01/33 .......................................... 733,796 733,348
GO, 2022 A-1, 4%, 7/01/35 .......................................... 659,584 655,208
GO, 2022 A-1, 4%, 7/01/37 .......................................... 566,098 544,259
GO, 2022 A-1, 4%, 7/01/41 .......................................... 769,676 711,721
GO, 2022 A-1, 4%, 7/01/46 .......................................... 16,300,453 14,503,915
f
GO, 2022 A-1, 4.41%, 7/01/33 ........................................ 944,324 680,831
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
14,457,528 14,075,111
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,020
Puerto Rico Electric Power Authority ,
d
Revenue, 1, 10%, 1/01/21 ........................................... 1,768,493 1,176,048

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
d
Revenue, 2, 10%, 7/01/21 ........................................... $ 1,768,493 $ 1,176,048
d
Revenue, 2013 A, 10%, 7/01/19 ....................................... 1,601,766 1,065,174
d
Revenue, 2013 A, 7%, 7/01/33 ........................................ 10,290,000 6,868,575
d
Revenue, 2016 B-1, 10%, 7/01/19 ..................................... 1,601,765 1,065,174
d
Revenue, 3, 10% , 1/01/22 ........................................... 600,000 399,000
d
Revenue, 4, 10%, 7/01/22 ........................................... 600,000 399,000
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,800,000 1,823,993
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue, 2000 B, 6.625%, 1/01/27 .................................... 362,482 360,562
Revenue, 2000 B, 6.625%, 1/01/28 .................................... 2,764,591 2,745,071
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 100,000 99,767
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 18,244,000 17,368,312
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 8,695,000 8,477,328
f
Sales Tax, Revenue, A-1, 5.37%, 7/01/46 ................................ 20,000,000 6,819,954
f
Sales Tax, Revenue, A-1, 5.58%, 7/01/51 ................................ 47,945,000 11,948,695
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 4,419,000 4,310,210
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 28,616,000 27,015,498
130,048,095
Total U.S. Territories .................................................................... 152,745,808
Total Municipal Bonds (Cost $3,063,704,526) ...................................
3,033,579,053
Total Long Term Investments (Cost $3,138,837,997) .............................
3,100,070,672
a
a a a a
Short Term Investments 1.3%
Municipal Bonds 1.3%
California 1.3%
l
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
2.55% , 10/01/54 ................................................... 2,400,000 2,400,000
l
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 2.2% , 7/01/46 ................................. 5,000,000 5,000,000
l
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 2.25% , 10/01/41 .................................. 8,280,000 8,280,000
l
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 2.35% , 5/15/32 ................................... 13,180,000 13,180,000
l
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 2.5%, 5/15/48 ................... 3,300,000 3,300,000
Revenue, 2013 AL-3, Refunding, Daily VRDN and Put, 2.5%, 5/15/48 ........... 4,920,000 4,920,000
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 2.5%, 5/15/48 ........... 3,000,000 3,000,000
40,080,000
Total Municipal Bonds (Cost $40,080,000) ......................................
40,080,000
Total Short Term Investments (Cost $40,080,000) ................................
40,080,000
a
Total Investments (Cost $3,178,917,997) 100.2% ................................
$3,140,150,672
Other Assets, less Liabilities (0.2)% ...........................................
(4,774,926)
Net Assets 100.0% ...........................................................
$3,135,375,746

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 25 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 3 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $927,600,530, representing 29.6% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
The maturity date shown represents the mandatory put date.
f
The rate shown represents the yield at period end.
g
The coupon rate shown represents the rate at period end.
h
Security purchased on a when-issued basis.
i
The coupon rate will be dertermined at time of issue.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
A portion or all of the security purchased on a delayed delivery basis.
l
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Municipal Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin California High Yield Municipal Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 40,686,203 — 40,686,203
Electric Utilities ........................ — 9,712,466 — 9,712,466
Municipal Bonds :
Arizona .............................. — 14,353,332 — 14,353,332
California ............................. — 2,801,806,845 8,349,581 2,810,156,426
Florida ............................... — 9,733,543 — 9,733,543
Minnesota ............................ — 3,274,343 — 3,274,343
Texas ............................... — 17,929,189 — 17,929,189
Virgin Islands .......................... — 10,029,129 — 10,029,129
Virginia .............................. — 5,052,379 — 5,052,379
Wisconsin ............................ — 10,304,904 — 10,304,904
U.S. Territories ..........................
American Samoa ....................... — 1,131,408 — 1,131,408
Guam ............................... — 19,407,515 — 19,407,515
Pacific Islands ......................... — 2,158,790 — 2,158,790
Puerto Rico ........................... — 130,048,095 — 130,048,095
Short Term Investments ................... — 40,080,000 — 40,080,000
Total Investments in Securities ........... $— $3,115,708,141 $24,442,531 $3,140,150,672
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
3. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AG
Assured Guaranty, Inc.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.